Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Company's Revenue

The following table summarizes the Company’s revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Specimens - contracts with customers	$671,694	$2,835,449	$1,648,664	$5,127,432
Shipping and other	41,441	28,230	121,981	26,240
Revenue	$713,135	$2,863,679	$1,770,645	$5,153,672

The following table summarizes the Company’s revenue for the years ended December 31:

	Years ended December 31,
	2024	2023
Specimens - contracts with customers	$9,104,950	$9,361,721
Shipping and other	186,165	566,463
Revenue	$9,291,115	$9,928,184

Schedule of Depreciation and Amortization Using the Straight-Line Method Over the Estimated Useful Lives	A summary of estimated useful lives is as follows:
Asset category	Estimated Useful Life
Website	3 years
Computer equipment and purchased software	5 years
Equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Schedule of Common Stock Issuable Upon Vesting and Exercise

The table below provides information on shares of the Company’s common stock issuable upon vesting and exercise, as of June 30:

	2025	2024
Shares issuable upon vesting of RSUs	115	2,828
Shares issuable upon exercise of stock options	3,905	17,584
Shares issuable upon exercise of Lender Warrant (defined below) to purchase common stock	625	625
Shares issuable upon exercise of Underwriter Warrant (defined below) to purchase common stock	4,500	4,500

The table below provides total shares outstanding, as of December 31:

	2024	2023
Shares issuable upon vesting of RSUs	822	5,818
Shares issuable upon exercise of stock options	8,460	14,813
Shares issuable upon exercise of PIPE Warrant (defined below) to purchase common stock	—	65,625
Shares issuable upon exercise of Lender Warrant (defined below) to purchase common stock	625	625
Shares issuable upon exercise of Underwriter Warrant (defined below) to purchase common stock	4,500	4,500